UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 16.7%
Consumer Discretionary 1.8%
CBS Corp., 7.7%, 7/30/2010	200,000	215,411
Comcast Cable Communications Holdings, Inc.:
6.2%, 11/15/2008	100,000	101,957
6.875%, 6/15/2009	60,000	62,390
8.375%, 3/15/2013	90,000	102,662
Comcast Corp., 5.85%, 1/15/2010	25,000	25,355
Cox Communications, Inc., 7.875%, 8/15/2009	50,000	53,018
DaimlerChrysler NA Holding Corp.:
7.2%, 9/1/2009	150,000	156,293
8.0%, 6/15/2010	150,000	161,254
Federated Department Stores, Inc., 7.45%, 7/15/2017	150,000	162,963
Gannett Co., Inc., 6.375%, 4/1/2012 (a)	50,000	51,786
Gillette Co., 2.5%, 6/1/2008	50,000	47,901
Home Depot, Inc., 4.625%, 8/15/2010	100,000	98,133
Kimberly-Clark Corp., 5.625%, 2/15/2012	50,000	51,209
Knight-Ridder, Inc., 5.75%, 9/1/2017	25,000	23,531
News America Holdings, Inc., 9.25%, 2/1/2013	100,000	118,223
News America, Inc., 5.3%, 12/15/2014	25,000	24,512
R.R. Donnelley & Sons Co., 5.5%, 5/15/2015	25,000	23,012
Target Corp., 5.875%, 3/1/2012	200,000	206,188
Tele-Communications, Inc., 7.125%, 2/15/2028	100,000	104,969
Time Warner Entertainment Co. LP, 7.25%, 9/1/2008	100,000	103,270
Time Warner, Inc.:
6.625%, 5/15/2029	10,000	9,998
6.75%, 4/15/2011	150,000	156,882
6.875%, 5/1/2012	100,000	105,739
6.95%, 1/15/2028	30,000	30,923
7.7%, 5/1/2032	25,000	27,918
Viacom, Inc., 144A, 6.875%, 4/30/2036	100,000	98,859
Walt Disney Co., 6.2%, 6/20/2014 (a)	75,000	78,904

		2,403,260
Consumer Staples 1.3%
Anheuser Busch Companies, Inc., 4.95%, 1/15/2014	100,000	98,280
Bottling Group LLC, 5.0%, 11/15/2013	50,000	49,081
Coca-Cola Co., 5.75%, 3/15/2011	25,000	25,619
Coca-Cola Enterprises, Inc., 8.5%, 2/1/2022	75,000	95,859
ConAgra Foods, Inc., 7.125%, 10/1/2026	100,000	108,826
Coors Brewing Co., 6.375%, 5/15/2012	10,000	10,399
CVS Corp., 4.0%, 9/15/2009	50,000	48,224
Fortune Brands, Inc., 4.875%, 12/1/2013	50,000	47,001
Fred Meyer, Inc., 7.45%, 3/1/2008	50,000	51,328
General Mills, Inc., 6.0%, 2/15/2012	48,000	49,429
H.J. Heinz Finance Co.:
6.0%, 3/15/2012	25,000	25,439
6.625%, 7/15/2011	25,000	26,091
Kellogg Co., Series B, 6.6%, 4/1/2011	50,000	52,608
Kraft Foods, Inc.:
4.0%, 10/1/2008	100,000	97,629

5.625%, 11/1/2011	50,000	50,517
6.25%, 6/1/2012	40,000	41,603
Kroger Co., 8.0%, 9/15/2029	50,000	57,110
Procter & Gamble Co., 6.875%, 9/15/2009	200,000	209,745
Safeway, Inc.:
6.5%, 11/15/2008	90,000	91,985
6.5%, 3/1/2011	80,000	82,576
Unilever Capital Corp., 7.125%, 11/1/2010	50,000	53,414
Wal-Mart Stores, Inc.:
5.25%, 9/1/2035	200,000	187,041
6.875%, 8/10/2009	100,000	104,723

		1,664,527
Energy 0.8%
Alabama Power Co.:
5.5%, 10/15/2017	100,000	100,548
5.7%, 2/15/2033 (a)	50,000	49,888
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	60,159
Conoco, Inc., 6.95%, 4/15/2029	150,000	172,990
Devon Financing Corp., 6.875%, 9/30/2011	100,000	106,420
Duke Capital Corp., 7.5%, 10/1/2009	50,000	53,188
Duke Energy Field Services Corp., 8.125%, 8/16/2030	25,000	31,076
Enterprise Products Operating LP:
Series B, 5.6%, 10/15/2014	50,000	48,925
Series B, 6.875%, 3/1/2033	25,000	25,725
Exelon Generation Co. LLC, 6.95%, 6/15/2011	25,000	26,502
Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	60,000	62,513
MidAmerican Energy Holdings Co.:
3.5%, 5/15/2008	75,000	72,914
5.875%, 10/1/2012	25,000	25,456
144A, 6.125%, 4/1/2036	50,000	50,540
PPL Energy Supply LLC, 6.4%, 11/1/2011	25,000	25,929
Union Pacific Resources Group., Inc., 7.5%, 10/15/2026	60,000	67,684
Valero Energy Corp., 6.875%, 4/15/2012	50,000	53,230
XTO Energy, Inc., 5.3%, 6/30/2015	50,000	48,500

		1,082,187
Financials 7.8%
Allstate Corp.:
5.35%, 6/1/2033	50,000	45,864
7.2%, 12/1/2009	100,000	105,984
American Express Credit Corp., 3.0%, 5/16/2008	50,000	48,329
American General Finance Corp.:
Series I, 3.875%, 10/1/2009	100,000	96,655
Series H, 5.375%, 10/1/2012	75,000	74,751
American International Group, Inc.:
2.875%, 5/15/2008	50,000	48,266
4.25%, 5/15/2013	100,000	93,901
Archstone-Smith Operating Trust, (REIT), 5.25%, 5/1/2015	75,000	73,421
Assurant, Inc., 5.625%, 2/15/2014	25,000	24,895
Avalonbay Communities, 6.125%, 11/1/2012 (a)	30,000	31,058
AXA Financial, Inc., 7.75%, 8/1/2010	100,000	108,429
Bank of America Corp.:
5.125%, 11/15/2014	100,000	98,825
5.75%, 8/15/2016	100,000	101,721
5.875%, 2/15/2009	50,000	50,850
7.8%, 2/15/2010	200,000	215,928
Bank of New York Co., Inc., 7.3%, 12/1/2009	65,000	69,000
Bank of Tokyo-Mitsubishi NY, 7.4%, 6/15/2011	10,000	10,803
Bank One Corp.:
7.625%, 10/15/2026	50,000	59,266
7.75%, 7/15/2025	100,000	119,797

7.875%, 8/1/2010	50,000	54,513
BB&T Corp., 5.2%, 12/23/2015	100,000	97,784
Bear Stearns Companies, Inc., 4.0%, 1/31/2008	150,000	147,718
Boeing Capital Corp.:
6.1%, 3/1/2011 (a)	110,000	113,940
6.35%, 11/15/2007 (a)	50,000	50,580
Boston Properties, Inc., 6.25%, 1/15/2013	50,000	51,901
Caterpillar Financial Services Corp., Series F, 4.75%, 2/17/2015	25,000	23,957
Charter One Bank NA, 6.375%, 5/15/2012	10,000	10,609
Chubb Corp., 6.0%, 11/15/2011	10,000	10,318
CIT Group, Inc.:
5.0%, 11/24/2008	75,000	74,698
7.75%, 4/2/2012 (a)	100,000	110,721
Citigroup, Inc.:
5.0%, 9/15/2014	150,000	146,141
5.3%, 1/7/2016 (a)	100,000	99,433
5.875%, 2/22/2033	100,000	99,660
6.0%, 10/31/2033	100,000	101,203
6.5%, 1/18/2011	150,000	157,496
6.625%, 6/15/2032	50,000	54,689
7.25%, 10/1/2010	50,000	53,687
Countrywide Home Loans, Inc., 4.0%, 3/22/2011	100,000	94,381
Credit Suisse (USA), Inc.:
4.875%, 1/15/2015 (a)	150,000	144,294
5.125%, 8/15/2015	25,000	24,431
5.375%, 3/2/2016 (a)	50,000	49,653
6.125%, 11/15/2011	100,000	103,714
6.5%, 1/15/2012	100,000	105,352
EOP Operating LP:
7.0%, 7/15/2011	100,000	105,856
7.75%, 11/15/2007	45,000	46,095
ERP Operating LP, 6.625%, 3/15/2012	50,000	52,915
FIA Credit Services NA, 4.625%, 8/3/2009	50,000	49,353
Fifth Third Bancorp, 4.5%, 6/1/2018	50,000	45,282
FleetBoston Financial Corp.:
6.875%, 1/15/2028	45,000	50,787
7.375%, 12/1/2009	65,000	69,198
Fund American Co., Inc., 5.875%, 5/15/2013	50,000	49,421
General Electric Capital Corp.:
Series A, 4.625%, 9/15/2009	63,000	62,246
5.45%, 1/15/2013	200,000	202,442
Series A, 5.875%, 2/15/2012	200,000	206,374
6.0%, 6/15/2012	200,000	207,800
Series A, 6.75%, 3/15/2032	100,000	114,304
6.875%, 11/15/2010	50,000	53,194
Hartford Financial Services Group, Inc., 4.625%, 7/15/2013	50,000	47,812
HSBC Bank USA, 4.625%, 4/1/2014	50,000	47,655
HSBC Finance Corp.:
4.75%, 7/15/2013	100,000	96,585
5.0%, 6/30/2015	50,000	48,330
5.5%, 1/19/2016	50,000	50,012
5.875%, 2/1/2009	100,000	101,653
6.375%, 10/15/2011	50,000	52,262
6.4%, 6/17/2008	100,000	101,891
6.75%, 5/15/2011	125,000	132,475
7.0%, 5/15/2012	100,000	108,122
International Lease Finance Corp.:
3.5%, 4/1/2009	25,000	23,974
Series R, 5.55%, 9/5/2012	100,000	99,893
iStar Financial, Inc., 5.15%, 3/1/2012	75,000	73,171
John Deere Capital Corp.:

6.0%, 2/15/2009 (a)	35,000	35,586
7.0%, 3/15/2012	100,000	107,934
John Hancock Financial Services, Inc., 5.625%, 12/1/2008	25,000	25,234
JPMorgan Chase & Co.:
6.375%, 4/1/2008	100,000	101,651
6.75%, 2/1/2011	100,000	105,753
7.125%, 6/15/2009	100,000	105,013
KeyCorp., Series G, 4.7%, 5/21/2009	100,000	98,662
Lehman Brothers Holdings, Inc.:
3.5%, 8/7/2008	50,000	48,521
4.0%, 1/22/2008	50,000	49,203
Series G, 4.8%, 3/13/2014	200,000	191,855
Marsh & McLennan Companies, Inc., 5.375%, 7/15/2014 (a)	50,000	48,087
Marshall & Ilsley Corp., 4.375%, 8/1/2009	50,000	49,035
MBIA, Inc., 9.375%, 2/15/2011	125,000	144,907
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014	25,000	24,378
Series C, 5.0%, 1/15/2015	25,000	24,240
6.0%, 2/17/2009	250,000	254,150
MetLife, Inc.:
5.0%, 6/15/2015	100,000	96,812
6.125%, 12/1/2011	25,000	25,938
Morgan Stanley:
4.75%, 4/1/2014	325,000	309,068
5.3%, 3/1/2013	100,000	99,846
6.6%, 4/1/2012	50,000	53,090
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	25,551
Principal Life Income Fundings, 5.1%, 4/15/2014 (a)	25,000	24,585
ProLogis, (REIT):
5.5%, 3/1/2013	20,000	19,902
5.75%, 4/1/2016	25,000	25,063
Protective Life Secured Trust, Series 2004-A, 4.0%, 4/1/2011	25,000	23,782
Prudential Financial, Inc., Series B, 5.1%, 9/20/2014	100,000	97,641
Regions Financial Corp., 6.375%, 5/15/2012	50,000	52,502
Simon Property Group LP, 6.35%, 8/28/2012	100,000	104,521
SLM Corp.:
Series A, 4.0%, 1/15/2009	150,000	146,090
Series A, 5.0%, 10/1/2013	25,000	24,337
Swiss Bank Corp., 7.0%, 10/15/2015	100,000	111,548
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	50,000	48,475
5.15%, 1/15/2014	100,000	97,767
5.5%, 11/15/2014	200,000	199,162
6.125%, 2/15/2033	50,000	49,809
6.45%, 5/1/2036	25,000	25,512
6.6%, 1/15/2012	50,000	52,760
6.65%, 5/15/2009	15,000	15,553
6.875%, 1/15/2011	50,000	52,994
7.35%, 10/1/2009	50,000	52,997
Toyota Motor Credit Corp., 5.5%, 12/15/2008	30,000	30,187
US Bank National Association:
4.8%, 4/15/2015	100,000	96,251
6.375%, 8/1/2011	100,000	104,954
Verizon Global Funding Corp., 7.75%, 12/1/2030	50,000	57,316
Verizon Global Funding Corp., 7.75%, 6/15/2032	100,000	114,589
Wachovia Bank NA:
4.875%, 2/1/2015 (a)	75,000	72,236
5.0%, 8/15/2015 (a)	200,000	193,590
Wachovia Corp., 4.875%, 2/15/2014	50,000	48,374
Washington Mutual, Inc.:
4.375%, 1/15/2008	150,000	148,193

5.25%, 9/15/2017	20,000	19,242
Wells Fargo & Co.:
4.95%, 10/16/2013	50,000	48,864
5.0%, 11/15/2014	50,000	48,805
5.125%, 9/15/2016	50,000	48,961
Wells Fargo Bank NA:
6.45%, 2/1/2011	75,000	78,762
7.55%, 6/21/2010	200,000	216,136
Wells Fargo Financial, Inc., 5.5%, 8/1/2012	25,000	25,348

		10,359,040
Health Care 0.6%
Amgen, Inc., 4.85%, 11/18/2014	25,000	24,136
Boston Scientific Corp., 6.25%, 11/15/2035	25,000	24,722
Bristol-Myers Squibb Co., 5.75%, 10/1/2011	150,000	152,795
Medtronic, Inc., Series B, 4.75%, 9/15/2015	25,000	23,756
Merck & Co, Inc., 6.4%, 3/1/2028	250,000	266,965
Schering-Plough Corp.:
5.55%, 12/1/2013	50,000	50,163
6.75%, 12/1/2033	25,000	27,545
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	24,242
5.0%, 8/15/2014	50,000	48,395
WellPoint Health Networks, Inc., 6.375%, 1/15/2012	100,000	104,119
Wyeth, 4.375%, 3/1/2008	100,000	98,704

		845,542
Industrials 0.9%
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	75,000	76,553
Burlington Northern Santa Fe Corp., 5.9%, 7/1/2012	100,000	102,903
Caterpillar, Inc., 7.3%, 5/1/2031	70,000	84,495
CRH America, Inc., 5.3%, 10/15/2013	100,000	96,692
FedEx Corp., 9.65%, 6/15/2012	50,000	60,198
General Dynamics Corp., 5.375%, 8/15/2015 (a)	100,000	100,659
Honeywell International, Inc., 7.5%, 3/1/2010	25,000	26,811
M.D.C. Holdings, Inc., 5.375%, 7/1/2015 (a)	25,000	22,541
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	93,408
6.2%, 4/15/2009	50,000	51,079
7.8%, 5/15/2027	4,000	4,929
Northrop Grumman Corp., 7.125%, 2/15/2011	100,000	107,076
Pulte Homes, Inc., 6.375%, 5/15/2033	100,000	93,575
Republic Services, Inc., 7.125%, 5/15/2009	10,000	10,467
Union Pacific Corp.:
6.65%, 1/15/2011	50,000	52,528
6.79%, 11/9/2007	16,000	16,199
United Technologies Corp.:
6.1%, 5/15/2012 (a)	50,000	52,247
7.125%, 11/15/2010	50,000	53,558
Waste Management, Inc.:
6.5%, 11/15/2008	50,000	51,197
7.0%, 7/15/2028	50,000	54,739

		1,211,854
Information Technology 0.5%
First Data Corp., 4.85%, 10/1/2014	100,000	96,342
Hewlett-Packard Co., 6.5%, 7/1/2012	50,000	52,970
International Business Machines Corp.:
4.75%, 11/29/2012	100,000	97,778
6.5%, 1/15/2028 (a)	125,000	136,898
Motorola, Inc., 7.625%, 11/15/2010	8,000	8,695
Oracle Corp., 5.25%, 1/15/2016	100,000	98,407

Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	91,828
Scana Corp.:
6.25%, 2/1/2012	60,000	62,218
6.875%, 5/15/2011	25,000	26,487

		671,623
Materials 0.6%
Alcoa, Inc.:
6.0%, 1/15/2012	25,000	25,743
7.375%, 8/1/2010	100,000	107,363
Dow Chemical Co., 6.0%, 10/1/2012	100,000	103,397
E.I. du Pont de Nemours & Co., 6.875%, 10/15/2009	150,000	157,499
International Paper Co.:
5.5%, 1/15/2014	100,000	98,895
6.75%, 9/1/2011	40,000	42,475
Meadwestvaco Corp., 6.85%, 4/1/2012 (a)	70,000	73,114
Praxair, Inc., 3.95%, 6/1/2013	50,000	46,233
Weyerhaeuser Co., 6.75%, 3/15/2012	150,000	156,770

		811,489
Telecommunication Services 1.0%
Ameritech Capital Funding, 6.55%, 1/15/2028 (a)	100,000	99,533
AT&T, Inc.:
5.1%, 9/15/2014	25,000	24,155
5.875%, 8/15/2012	150,000	152,258
BellSouth Corp.:
5.2%, 9/15/2014	50,000	48,193
5.2%, 12/15/2016 (a)	50,000	47,331
6.0%, 11/15/2034 (a)	100,000	93,866
Cingular Wireless LLC, 6.5%, 12/15/2011	75,000	78,587
Clear Channel Communications, Inc.:
4.4%, 5/15/2011	50,000	46,530
7.65%, 9/15/2010	50,000	52,717
Embarq Corp.:
7.082%, 6/1/2016	75,000	76,507
7.995%, 6/1/2036	25,000	26,473
GTE North, Inc., 5.65%, 11/15/2008	100,000	100,251
New Cingular Wireless Services, Inc., 7.875%, 3/1/2011	100,000	109,509
Sprint Capital Corp.:
6.875%, 11/15/2028	195,000	197,625
8.375%, 3/15/2012	75,000	84,059
Verizon New York, Inc., Series A, 6.875%, 4/1/2012 (a)	25,000	26,071
Verizon Virginia, Inc., 4.625%, 3/15/2013	100,000	93,073

		1,356,738
Utilities 1.4%
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	97,263
Arizona Public Service, 6.5%, 3/1/2012	25,000	25,802
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	23,646
Boston Edison Co., 4.875%, 4/15/2014	25,000	24,372
Cleveland Electric Illuminating Co., Series D, 7.88%, 11/1/2017	75,000	87,525
Consolidated Edison Co. of New York, Inc., 4.875%, 2/1/2013	50,000	48,780
Consolidated Natural Gas Corp., 6.625%, 12/1/2008	200,000	204,832
Constellation Energy Group, 4.55%, 6/15/2015 (a)	30,000	27,652
Dominion Resources, Inc., Series A, 8.125%, 6/15/2010	90,000	97,955
DTE Energy Co., 7.05%, 6/1/2011	50,000	52,934
Exelon Corp., 6.75%, 5/1/2011	50,000	52,538
Florida Power & Light Co., 4.95%, 6/1/2035	50,000	44,500
General Electric Co., 5.0%, 2/1/2013	100,000	98,870
KeySpan Corp., 8.0%, 11/15/2030	50,000	61,647
KeySpan Gas East Corp., 7.875%, 2/1/2010	25,000	26,897
Kinder Morgan, Inc., 6.5%, 9/1/2012	50,000	50,041

National Rural Utilities Cooperative Finance Corp., 8.0%, 3/1/2032	100,000	128,793
Pacific Gas & Electric Co., 6.05%, 3/1/2034	125,000	125,726
Potomac Electic Power, 6.25%, 10/15/2007	100,000	100,820
Progress Energy, Inc.:
5.85%, 10/30/2008	25,000	25,232
6.85%, 4/15/2012	35,000	37,400
7.1%, 3/1/2011	90,000	96,475
PSI Energy, Inc., 5.0%, 9/15/2013	50,000	48,339
Public Service Co. of Colorado, 4.875%, 3/1/2013	75,000	73,152
Sempra Energy:
6.0%, 2/1/2013	25,000	25,614
7.95%, 3/1/2010	25,000	26,959
Southern California Edison Co., 6.0%, 1/15/2034	50,000	51,107
Wisconsin Energy Corp., 6.5%, 4/1/2011	50,000	52,170

		1,817,041

Total Corporate Bonds (Cost $22,120,659)		22,223,301
Foreign Bonds - US$ Denominated 5.5%
Consumer Discretionary 0.0%
British Sky Broadcasting Group PLC, 6.875%, 2/23/2009	50,000	51,664
Energy 0.5%
Alberta Energy Co., Ltd., 7.65%, 9/15/2010	10,000	10,838
Canadian National Resources Ltd., 5.45%, 10/1/2012 (a)	25,000	24,645
Conoco Funding Co., 6.35%, 10/15/2011	100,000	105,170
EnCana Corp., 4.75%, 10/15/2013	50,000	47,354
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	100,000	108,100
7.875%, 2/1/2009	50,000	52,350
9.125%, 10/13/2010	150,000	167,925
Petro-Canada, 5.95%, 5/15/2035	100,000	95,429

		611,811
Financials 2.4%
Apache Finance Canada, 7.75%, 12/15/2029	25,000	30,728
Asian Development Bank, 4.5%, 9/4/2012	250,000	244,043
Axa, 8.6%, 12/15/2030	50,000	63,835
Barclays Bank PLC, 7.4%, 12/15/2009	60,000	63,869
British Transco Finance, Inc., 6.625%, 6/1/2018 (a)	100,000	107,323
China Development Bank, 5.0%, 10/15/2015 (a)	50,000	48,297
Corp. Andina De Fomento:
5.2%, 5/21/2013	75,000	73,462
6.875%, 3/15/2012	10,000	10,654
Deutsche Telekom International Finance BV:
5.25%, 7/22/2013	100,000	97,138
8.0%, 6/15/2010	50,000	54,545
Dow Capital BV, 9.2%, 6/1/2010	50,000	56,364
European Investment Bank:
4.0%, 3/3/2010	250,000	243,379
4.625%, 5/15/2014	450,000	441,828
HSBC Holding PLC, 7.5%, 7/15/2009	150,000	159,155
Koninklijke (Royal) KPN NV:
8.0%, 10/1/2010	25,000	27,009
8.375%, 10/1/2030	50,000	57,320
Korea Development Bank, 4.625%, 9/16/2010	100,000	97,519
Kreditanstalt fuer Wiederaufbau:
3.5%, 3/14/2008	200,000	195,525
4.25%, 6/15/2010	110,000	107,511
7.0%, 3/1/2013	275,000	304,624
Landwirtschaftliche Rentenbank, 3.875%, 3/15/2010	250,000	241,803
National Australia Bank Ltd., Series A, 8.6%, 5/19/2010	50,000	55,534

National Westminster Bank PLC, 7.375%, 10/1/2009	50,000	53,239
Royal Bank of Scotland Group PLC, 5.05%, 1/8/2015	100,000	97,594
Santander Central Hispano Issuances, 7.625%, 9/14/2010	50,000	54,248
Svensk Exportkredit AB, Series C, 4.0%, 6/15/2010	100,000	96,771
The International Bank for Reconstruction & Development, 8.625%, 10/15/2016	100,000	128,873

		3,212,190
Industrials 0.1%
Canadian National Railway Co., 4.4%, 3/15/2013	50,000	47,665
Tyco International Group SA:
6.0%, 11/15/2013	20,000	20,697
6.375%, 10/15/2011	40,000	41,932
7.0%, 6/15/2028	50,000	56,876

		167,170
Materials 0.1%
Alcan, Inc.:
4.5%, 5/15/2013	100,000	94,254
4.875%, 9/15/2012	10,000	9,730
5.2%, 1/15/2014	25,000	24,398

		128,382
Sovereign Bonds 1.6%
Canadian Government, 5.25%, 11/5/2008 (a)	100,000	100,871
Government of Malaysia, 8.75%, 6/1/2009	10,000	10,839
Kingdom of Sweden, 12.0%, 2/1/2010	220,000	267,275
Province of British Columbia, 5.375%, 10/29/2008	50,000	50,492
Province of Manitoba, 5.5%, 10/1/2008	200,000	202,065
Province of Nova Scotia, 5.75%, 2/27/2012	50,000	51,554
Province of Ontario:
4.375%, 2/15/2013	100,000	96,819
4.5%, 2/3/2015 (a)	150,000	144,407
Province of Quebec, 5.75%, 2/15/2009	50,000	50,835
Republic of Chile, 6.875%, 4/28/2009	10,000	10,370
Republic of Italy:
4.5%, 1/21/2015	250,000	241,529
6.875%, 9/27/2023 (a)	200,000	233,354
Republic of Korea, 8.875%, 4/15/2008	50,000	52,957
United Mexican States:
4.625%, 10/8/2008	25,000	24,662
6.375%, 1/16/2013 (a)	350,000	368,025
8.625%, 3/12/2008 (a)	40,000	41,820
Series A, 9.875%, 2/1/2010	190,000	216,790

		2,164,664
Telecommunication Services 0.6%
British Telecommunications PLC:
8.375%, 12/15/2010	50,000	56,032
8.875%, 12/15/2030	70,000	93,385
France Telecom SA:
7.75%, 3/1/2011	75,000	82,168
8.5%, 3/1/2031	75,000	97,856
Nippon Telegraph & Telephone Corp., 6.0%, 3/25/2008 (a)	10,000	10,115
Telecom Italia Capital:
5.25%, 10/1/2015	50,000	46,330
6.375%, 11/15/2033	75,000	70,141
Telefonica Europe BV, 7.75%, 9/15/2010	125,000	134,949
Vodafone Group PLC:
5.0%, 12/16/2013	100,000	95,945
7.75%, 2/15/2010	50,000	53,615

		740,536
Utilities 0.2%

Hydro-Quebec, Series HY, 8.4%, 1/15/2022	100,000	131,229
Ontario Electricity Financial Corp., 6.1%, 1/30/2008	35,000	35,400
United Utilities PLC, 5.375%, 2/1/2019	30,000	28,599

		195,228

Total Foreign Bonds - US$ Denominated (Cost $7,192,393)		7,271,645
Asset Backed 1.5%
Automobile Receivables 0.4%
Capital One Prime Auto Receivables Trust, “A3”, Series 2006-1, 4.99%, 9/15/2010	100,000	99,870
Chase Manhattan Auto Owner Trust, “A4”, Series 2006-B, 5.11%, 4/15/2014	100,000	100,398
Daimler Chrysler Auto Trust, “A4”, Series 2006-C, 4.98%, 11/8/2011	100,000	99,978
Household Automotive Trust, “A3”, Series 2005-3, 4.8%, 10/18/2010	100,000	99,553
Nissan Auto Receivables Owner Trust, “A4”, Series 2005-C, 4.31%, 3/15/2011	100,000	98,258

		498,057
Credit Card Receivables 0.7%
Capital One Multi-Asset Execution Trust, “A7”, Series 2005-A7, 4.7%, 6/15/2015	100,000	98,306
Citibank Credit Card Issuance Trust, “A10”, Series 2003-A10, 4.75%, 12/10/2015	100,000	97,657
Citibank Credit Card Master Trust I, “A”, Series 1999-2, 5.875%, 3/10/2011	100,000	101,914
MBNA Credit Card Master Note Trust:
“A1”, Series 2005-A1, 4.2%, 9/15/2010	100,000	98,726
“A1”, Series 2006-A1, 4.9%, 7/15/2011	200,000	199,622
MBNA Master Credit Card Trust:
“A”, Series 1999-B, 5.9%, 8/15/2011	50,000	51,064
“A”, Series 1999-J, 7.0%, 2/15/2012	200,000	211,099

		858,388
Home Equity Loans 0.2%
Chase Funding Mortgage Loan, “1A4”, Series 2004-2, 5.323%, 5/25/2031	100,000	99,560
Countrywide Asset-Backed Certificates, “AF3”, Series 2005-1, 4.575%, 7/25/2035	100,000	99,103
GMAC Mortgage Corp. Loan Trust, “A5”, Series 2004-HE5, 4.865%, 9/25/2034	100,000	98,341

		297,004
Miscellaneous 0.2%
Centerpoint Energy Transition II, “A4”, Series 2005-A, 5.17%, 8/1/2019	100,000	99,190
Detroit Edison Securitization, “A3”, Series 2001-1, 5.875%, 3/1/2010	53,206	53,510
Oncor Electric Delivery Transition Bond Co., “A3”, Series 2003-1, 4.95%, 2/15/2015	100,000	99,578
PECO Energy Transition Trust, “A7”, Series 1999-A, 6.13%, 3/1/2009	50,000	50,577

		302,855

Total Asset Backed (Cost $1,962,464)		1,956,304
US Government Sponsored Agencies 9.2%
Federal Home Loan Bank:
2.75%, 3/14/2008	625,000	605,374
3.875%, 6/14/2013 (a)	1,000,000	938,889
4.5%, 11/15/2012 (a)	1,000,000	976,373
Federal Home Loan Mortgage Corp.:
4.125%, 7/12/2010	1,000,000	973,069
4.25%, 7/15/2009	2,000,000	1,963,852
4.5%, 1/15/2013 (a)	500,000	488,045
6.75%, 9/15/2029	3,000	3,642
7.0%, 3/15/2010 (a)	450,000	479,204
Federal National Mortgage Association:
4.25%, 5/15/2009 (a)	750,000	738,026
4.375%, 10/15/2006 (a)	1,600,000	1,599,446
5.25%, with various maturities from 4/15/2007 until 1/15/2009 (a)	1,500,000	1,502,880
6.25%, 5/15/2029	450,000	514,096
6.96%, 4/2/2007	500,000	504,022
7.125%, 1/15/2030	50,000	63,245
7.25%, 5/15/2030 (a)	650,000	834,846

Total US Government Sponsored Agencies (Cost $12,281,420)		12,185,009

US Government Agency Sponsored Pass-Throughs 31.7%
Federal Home Loan Mortgage Corp.:
4.0%, 1/1/2020	804,778	758,659
4.5%, 11/1/2020	1,873,087	1,805,089
5.0%, with various maturities from 12/1/2017 until 9/1/2035	5,660,055	5,471,731
5.5%, with various maturities from 11/1/2013 until 6/1/2035	5,359,142	5,298,079
6.0%, with various maturities from 4/1/2034 until 6/1/2036	2,807,087	2,821,902
6.5%, with various maturities from 12/1/2014 until 9/1/2034	784,191	799,695
7.0%, with various maturities from 12/1/2024 until 12/1/2026	86,779	89,483
7.5%, with various maturities from 5/1/2024 until 7/1/2027	25,344	26,354
Federal National Mortgage Association:
4.5%, with various maturities from 2/1/2020 until 7/1/2035	2,854,023	2,725,671
5.0%, with various maturities from 11/1/2020 until 4/1/2036 **	8,382,722	8,144,008
5.5%, with various maturities from 1/1/2021 until 6/1/2036	7,388,508	7,297,663
6.0%, with various maturities from 10/1/2009 until 6/1/2036	3,881,129	3,911,673
6.5%, with various maturities from 1/1/2018 until 10/1/2034	2,055,768	2,097,125
7.0%, with various maturities from 6/1/2012 until 12/1/2033	704,530	724,401
7.5%, with various maturities from 1/1/2024 until 4/1/2028	41,904	43,509
8.0%, with various maturities from 12/1/2021 until 11/1/2031	68,622	72,427
8.5%, with various maturities from 12/1/2025 until 8/1/2031	31,712	34,058

Total US Government Agency Sponsored Pass-Throughs (Cost $42,701,876)		42,121,527
Commercial and Non-Agency Mortgage-Backed Securities 4.4%
Banc of America Commercial Mortgage, Inc.:
“A4”, Series 2004-1, 4.76%, 11/10/2039	200,000	193,497
“A3”, Series 2003-2, 4.873%, 3/11/2041	300,000	295,120
Bear Stearns Commercial Mortgage Securities, Inc.:
“A2”, Series 1999-WF2, 7.08%, 7/15/2031	400,000	416,560
“A1”, Series 2000-WF2, 7.11%, 10/15/2032	157,737	160,327
“A2”, Series 2000-WF1, 7.78%, 2/15/2032	150,000	160,369
Capco America Securitization Corp., “A1B”, Series 1998-D7, 6.26%, 10/15/2030	100,000	101,637
Citigroup Commercial Mortgage Trust, “A4”, Series 2004-C1, 5.356% *, 4/15/2040	100,000	100,783
Commercial Mortgage Pass-Through Certificate, “A2”, Series 2004-LB4A, 4.049%, 10/15/2037	200,000	194,209
Credit Suisse Mortgage Capital Certificates, “A4”, Series 2006-C1, 5.557% *, 2/15/2039	180,000	182,773
CS First Boston Mortgage Securities Corp.:
“A2”, Series 2003-CPN1, 4.597%, 3/15/2035	215,000	207,453
“A3”, Series 2001-CF2, 6.238%, 2/15/2034	188,269	189,754
DLJ Commercial Mortgage Corp., “A1B”, Series 1998-CG1, 6.41%, 6/10/2031	80,406	81,484
First Union National Bank Commercial Mortgage:
“A2”, Series 2001-C4, 6.223%, 12/12/2033	150,000	156,384
“A1”, Series 1999-C4, 7.184%, 12/15/2031	15,997	16,105
GE Capital Commercial Mortgage Corp., “A4”, Series 2003-C2, 5.145%, 7/10/2037	337,000	334,892
GMAC Commercial Mortgage Securities, Inc., “A4”, Series 2003-C3, 5.023%, 4/10/2040	200,000	196,948
Greenwich Capital Commercial Funding Corp., “A7”, Series 2004-GG1, 5.317%, 6/10/2036	200,000	200,114
GS Mortgage Securities Corp. II:
“A4A”, Series 2005-GG4, 4.751%, 7/10/2039	100,000	96,113
“A6”, Series 2004-GG2, 5.396%, 8/10/2038	100,000	100,297
JPMorgan Chase Commercial Mortgage Securities Corp.:
“A2”, Series 2004-C1, 4.302%, 1/15/2038	300,000	288,951
“A2”, Series 2002-CIB5, 5.161%, 10/12/2037	200,000	198,930
“A4”, Series 2006-LDP7, 5.875% *, 4/15/2045	100,000	104,455
LB Commercial Conduit Mortgage Trust, “A1”, Series 1999-C2, 7.105%, 10/15/2032	5,799	5,824
LB-UBS Commercial Mortgage Trust:
“A4”, Series 2002-C1, 6.462%, 3/15/2031	200,000	211,448
“A2”, Series 2001-C2, 6.653%, 11/15/2027	100,000	105,621
Merrill Lynch Mortgage Trust:
“A4”, Series 2005-MCP1, 4.747%, 6/12/2043	200,000	191,823

“A6”, Series 2005-CKI1, 5.244% *, 11/12/2037	100,000	99,737
Merrill Lynch/Countrywide Commercial Mortgage Trust, “A4”, Series 2006-1, 5.435%*, 2/12/2039	200,000	202,565
Morgan Stanley Capital I, “A4”, Series 2005-HQ5, 5.168%, 1/14/2042	250,000	246,945
Morgan Stanley Dean Witter Capital I:
“A2”, Series 2002-TOP7, 5.98%, 1/15/2039	185,000	191,390
“A2”, Series 1999-LIFE, 7.11%, 4/15/2033	100,000	104,608
Wachovia Bank Commercial Mortgage Trust:
“A3”, Series 2003-C9, 4.608%, 12/15/2035	100,000	97,614
“A4”, Series 2004-C15, 4.803%, 10/15/2041	200,000	192,836
“A4”, Series 2006-C23, 5.418%, 1/15/2045	200,000	200,729

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $5,818,401)		5,828,295
Municipal Bonds and Notes 0.1%
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033	75,000	72,007
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	25,000	26,263

Total Municipal Bonds and Notes (Cost $94,479)		98,270
Government National Mortgage Association 3.3%
Government National Mortgage Association:
5.5%, with various maturities from 9/15/2033 until 3/15/2035	2,422,183	2,404,348
6.0%, with various maturities from 2/15/2029 until 8/15/2035	1,053,899	1,067,258
6.5%, with various maturities from 11/15/2023 until 8/15/2034	673,277	691,014
7.5%, with various maturities from 8/15/2029 until 6/15/2032	81,597	84,924
8.0%, with various maturities from 7/15/2022 until 3/15/2032	142,210	150,717
8.5%, 11/15/2029	23,542	25,257
9.0%, 1/15/2023	28,891	31,201

Total Government National Mortgage Association (Cost $4,507,649)		4,454,719
US Treasury Obligations 25.1%
US Treasury Bonds:
4.5%, 2/15/2036 (a)	350,000	335,371
5.375%, 2/15/2031 (a)	1,670,000	1,803,730
6.0%, 2/15/2026 (a)	810,000	926,754
6.25%, 8/15/2023 (a)	700,000	812,711
7.25%, 8/15/2022 (a)	590,000	746,765
7.625%, 11/15/2022 (a)	90,000	117,907
7.875%, 2/15/2021 (a)	300,000	394,242
8.0%, 11/15/2021	565,000	755,864
8.75%, 5/15/2020 (a)	300,000	417,516
8.75%, 8/15/2020	450,000	627,996
US Treasury Notes:
3.5%, 8/15/2009 (a)	1,500,000	1,455,587
3.5%, 11/15/2009 (a)	1,750,000	1,694,151
3.625%, 7/15/2009 (a)	500,000	487,090
3.875%, 9/15/2010 (a)	2,500,000	2,436,035
4.125%, 5/15/2015 (a)	540,000	521,121
4.25%, 11/30/2007 (a)	3,650,000	3,623,910
4.25%, 1/15/2011 (a)	2,700,000	2,663,191
4.375%, 11/15/2008 (a)	1,650,000	1,639,752
4.5%, 2/15/2009 (a)	2,900,000	2,889,690
4.5%, 11/15/2010 (a)	1,000,000	996,562
4.5%, 11/15/2015 (a)	3,080,000	3,050,161
4.5%, 2/15/2016 (a)	1,660,000	1,643,335
4.625%, 2/29/2008 (a)	1,500,000	1,496,367
4.875%, 8/15/2016 (a)	1,725,000	1,757,613

Total US Treasury Obligations (Cost $33,170,318)		33,293,421
	Shares	Value ($)

Preferred Stocks 0.0%
Royal Bank of Scotland Group PLC, 7.648% (Cost $58,955)	50,000	58,313

Securities Lending Collateral 30.4%
Daily Assets Fund Institutional, 5.31% (b) (c) (Cost $40,460,713)	40,460,713	40,460,713
Cash Equivalents 1.8%
Cash Management QP Trust, 5.34% (d) (Cost $2,387,007)	2,387,007	2,387,007
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 172,756,334)	129.7	172,338,524
Other Assets and Liabilities, Net	(29.7)	(39,506,886)

Net Assets	100.0	132,831,638

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2006.

**		When-issued security
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $39,696,425 which is 29.9% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS US Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS US Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006